Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Summary of Investment Holdings [Line Items]
Beginning balance	¥ 21,575		¥ 17,765	¥ 10,000
Additions	2,000		2,500	6,776
Share of earnings/(loss) of an equity investee	(180)	$ (26)	1,310	989
Ending balance	23,395	$ 3,360	21,575	17,765
Equity securities without readily determinable fair value [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	12,500		10,000	10,000
Additions	2,000		2,500
Ending balance	14,500		12,500	10,000
Equity Method [Member]
Summary of Investment Holdings [Line Items]
Beginning balance	9,075		7,765
Additions				6,776
Share of earnings/(loss) of an equity investee	(180)		1,310	989
Ending balance	¥ 8,895		¥ 9,075	¥ 7,765